Derivative instruments and hedging activities - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Derivative instruments and hedging activities
Derivative liability position with credit-risk-related contingent features	¥ 973	¥ 960
Collateral pledged for derivative instruments with credit-risk-related contingent features that are in a liability position	747	754
Additional collateral required to be posted, aggregate fair value	¥ 102	¥ 102